Commitments and Contingencies (Details Textual)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($) vessel	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($) vessel	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Line Items]
Time deposits		$ 6,520,000	$ 6,520,000		$ 29,786,000
Second Installement [Member]
Commitments and Contingencies [Line Items]
Purchase price due and payable percentage of vessels	10.00%
Third Installement [Member]
Commitments and Contingencies [Line Items]
Purchase price due and payable percentage of vessels	10.00%	5.00%
Fourth Installement [Member]
Commitments and Contingencies [Line Items]
Purchase price due and payable percentage of vessels			10.00%
Shipbuilding Contracts [Member]
Commitments and Contingencies [Line Items]
Due in next twelve months		$ 27,527,000	$ 27,527,000
Due in second year		47,767,000	47,767,000
Four Ice Class 1A Panamax Vessels [Member]
Commitments and Contingencies [Line Items]
Purchase obligation, number of vessels | vessel	4			4
Contractual obligation	$ 32,600,000
Two Ultramax Vessels [Member]
Commitments and Contingencies [Line Items]
Contractual obligation				$ 28,950,000
Time deposits		$ 8,685,000	$ 8,685,000		$ 8,685,000
Construction Of Two New ultramax newbuildings [Member] | Two Ultramax Vessels [Member]
Commitments and Contingencies [Line Items]
Purchase obligation, number of vessels | vessel				2